Segment Reporting - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Assets	$ 14,894	$ 12,206
Liabilities	16,312	9,973
Operating Segments [Member] | Caesars Entertainment Resort Properties [Member]
Segment Reporting Information [Line Items]
Assets	6,941	7,028
Liabilities	5,903	6,073
Operating Segments [Member] | Caesars Growth Partners
Segment Reporting Information [Line Items]
Assets	7,353	4,518
Liabilities	2,709	2,798
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Assets	1,246	1,409
Liabilities	7,758	1,157
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Assets	(646)	(749)
Liabilities	$ (58)	$ (55)